FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Asset held in Trust account	$ 115,003,881	$ 115,002,152
Fair value assets transfers in and out of level 3	0
Fair value liabilities transfers in and out of level 3	$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,833,333
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding	135,000